Short-term investments	12 Months Ended
Dec. 31, 2020
Short-term investments
Short-term investments
6.	Short-term investments

On June 2020, the Company purchased a US $ 51,500 senior unsecured note issued by a third party, Strategic Global Investments. The Note matures on June 2023 and bears interest at 6.25% per annum, on an annual and non-compounded basis, payable in full at maturity date. The Company may request the issuer to redeem at any time after the issuance of the Note by giving 14 days prior written notice. As of December 31, 2020, the fair value of this investment is US$51,500.